Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Footnote) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of interest rate swap agreements	$ 3.4	$ 3.2